STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
QPAGOS Corporation - Parent Company [Member]
Number Outstanding		6,219,200
Weighted Average Exercise Price		$ 0.625
Number Exercisable		6,219,200
Exercisable Weighted Average Exercise Price		$ 0.625
Exercise Price Dollar 0.625 [Member]
Number Outstanding	6,219,200
Weighted Average Remaining Contractual life in years	4 years
Weighted Average Exercise Price	$ 0.625
Number Exercisable	6,219,200
Exercisable Weighted Average Exercise Price	$ 0.625
Exercisable Weighted Average Remaining Contractual life in years	4 years
Exercise Price Dollar 0.625 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Outstanding		6,219,200
Weighted Average Remaining Contractual life in years		4 years 9 months 4 days
Weighted Average Exercise Price		$ 0.625
Number Exercisable		6,219,200
Exercisable Weighted Average Exercise Price		$ 0.625
Exercisable Weighted Average Remaining Contractual life in years		4 years 9 months 4 days